Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
NON-CURRENT ASSETS
Vessels, net	$ 43,167	$ 48,242
Office furniture and equipment	87	103
Right of use asset	505	562
Restricted cash	1,250	1,250
Other non-current assets	10	10
Total non-current assets	45,019	50,167
CURRENT ASSETS
Trade receivables, net	634	240
Inventories	466	1,545
Prepayments and other assets	473	153
Restricted cash	1,268	1,185
Cash and cash equivalents	18,227	2,366
Total current assets	21,068	5,489
TOTAL ASSETS	66,087	55,656
EQUITY
Issued share capital	369	21
Share premium	170,002	145,506
Accumulated deficit	(148,847)	(135,648)
Total equity	21,524	9,879
NON-CURRENT LIABILITIES
Long-term borrowings, net of current portion	34,027	36,551
Fair value of derivative financial instruments	713	0
Provision for staff retirement indemnities	29	26
Lease liabilities	420	469
Total non-current liabilities	35,189	37,046
CURRENT LIABILITIES
Current portion of long-term borrowings	2,679	1,195
Trade accounts payable	4,861	4,735
Accrued liabilities and other payables	1,551	1,971
Current portion of lease liabilities	283	208
Current portion of fair value of derivative financial instruments	0	622
Total current liabilities	9,374	8,731
TOTAL LIABILITIES	44,563	45,777
TOTAL EQUITY AND LIABILITIES	$ 66,087	$ 55,656